TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade Receivables
	As of December 31, 2025	As of December 31, 2024
	USD	USD
Trade receivables
Trade receivables from IFM	6,776,366	3,979,175
Trade receivables from manpower outsourcing services	5,219,315	4,298,937
Trade receivables from other services	211,327	-
Trade receivables, gross	12,207,008	8,278,112
Allowance for expected credit losses	(68,666)	(62,425)
Trade receivables, net	12,138,342	8,215,687

Schedule of the Carrying Amount of Trade Receivables

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.

	As of December 31, 2025	As of December 31, 2024
	USD	USD
Carrying amount of trade receivables transferred to an agent	5,236,864	3,308,037
Carrying amount of associated liabilities	4,423,508	2,397,078